Long-Term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt

9.  Long-Term Debt

	December 31,	December 31,
	2015	2014
	(In Thousands)
Working Capital Revolver Loan, with a current interest rate of 4.00% (A)	$—	$—
7.75% Senior Secured Notes due 2019 (B)	425,000	425,000
12.0% Senior Secured Notes due 2019 (B)	50,000	—
Secured Promissory Note due 2016, with a current interest rate of 3.42% (C)	15,856	22,814
Secured Promissory Note due 2021, with a current interest rate of 5.25% (D)	16,189	—
Secured Promissory Note due 2022, with a current interest rate of 4.24% (E)	15,000	—
Other, with a current weighted-average interest rate of 4.34%, most of which is secured primarily by machinery and equipment	7,103	9,504
Unamortized discount and debt issuance costs	(8,726)	(6,433)
	520,422	450,885
Less current portion of long-term debt (F)	22,468	10,680
Long-term debt due after one year, net (F)	$497,954	$440,205

(A) LSB and certain of its wholly-owned subsidiaries (the “Borrowers”) are parties to a senior secured revolving credit facility, as amended (the “Amended Working Capital Revolver Loan”).  Pursuant to the terms of the Amended Working Capital Revolver Loan, the Borrowers may borrow on a revolving basis up to $100.0 million, based on specific percentages of eligible accounts receivable and inventories.

During 2015, the terms of this revolving credit facility were amended, pursuant to an amendment, dated as of June 11, 2015 (the “First Amendment”) and an amendment, dated as of November 9, 2015 (the “Second Amendment”). Pursuant to the First Amendment, the lender released its second-priority security interest and liens in collateral that also secures, on a first priority basis, the Senior Secured Notes discussed in (B) below.  In addition, the First Amendment amends the revolving credit facility to more closely align the following provisions with the terms of the Senior Secured Notes discussed in (B) below:

•

The definition of Permitted Investments is modified to (a) permit LSB to make investments to the extent that the Consolidated Leverage Ratio (as defined in the Amendment) does not exceed 2.50 to 1.00 over a trailing twelve month period from the measurement date; (b) permit investments in an amount not to exceed 50% of the consolidated net earnings of LSB and its subsidiaries since August 7, 2013, less consolidated net losses and other investments during the same period; and (c) permit $ 50 million in investments in Zena Energy, L.L.C.

•

LSB is permitted to incur indebtedness without restriction if (i) the Fixed Charge Coverage Ratio (as defined by the Amended Working Capital Revolver Loan) is greater than 2.0 to 1.0, (ii) there is no default under the Amended Working

9.  Long-Term Debt (continued)

•	Capital Revolver Loan and (iii) at least 20% of the maximum revolver commitment or $20 million, whichever is greater, is available.

The Second Amendment amends the revolving credit facility in the following respects, among other things:

•

Expands the scope of and increases the basket of Permitted Purchase Money Indebtedness to the greater of (x) $35,000,000 and (y) 5.5% of the total consolidated assets of LSB and its subsidiaries as reflected on their consolidated balance sheet in accordance with GAAP, and permits the prepayment of Permitted Purchase Money Indebtedness;

•	Excludes from the debt and lien covenants the financing of insurance premiums in the ordinary course of business, not in excess of the amount of such premiums; and
•	Reduces the frequency of collateral reporting in the event that excess availability under the revolving credit facility falls below $30,000,000 from daily to weekly.

In addition, the Amended Working Capital Revolver Loan and the Senior Secured Notes are cross collateralized as discussed in (B) below, other than with respect to the liens that the lender released in connection with the First Amendment, as discussed above.  The Amended Working Capital Revolver Loan will mature on April 13, 2018.

The Amended Working Capital Revolver Loan accrues interest at a base rate (generally equivalent to the prime rate) plus 0.50% if borrowing availability is greater than $25.0 million, otherwise plus 0.75% or, at our option, accrues interest at LIBOR plus 1.50% if borrowing availability is greater than $25.0 million, otherwise LIBOR plus 1.75%.  At December 31, 2015, the interest rate was 4.0% based on LIBOR.  Interest is paid monthly, if applicable.

The Amended Working Capital Revolver Loan provides for up to $15.0 million of letters of credit.  All letters of credit outstanding reduce availability under the Amended Working Capital Revolver Loan.  As of December 31, 2015, the amount available for borrowing under the Amended Working Capital Revolver Loan was approximately $64.4 million, which includes eligible accounts receivable and inventories relating to our discontinued operations.  Under the Amended Working Capital Revolver Loan, the lender also requires the Borrowers to pay a letter of credit fee equal to 1% per annum of the undrawn amount of all outstanding letters of credit, an unused line fee equal to .25% per annum for the excess amount available under the Amended Working Capital Revolver Loan not drawn and various other audit, appraisal and valuation charges.

The lender has the ability to, upon an event of default, as defined, terminate the Amended Working Capital Revolver Loan and make the balance outstanding, if any, due and payable in full.

The Amended Working Capital Revolver Loan requires the Borrowers to meet a minimum fixed charge coverage ratio of not less than 1.10 to 1, if at any time the excess availability (as defined by the Amended Working Capital Revolver Loan), under the Amended Working Capital Revolver Loan, is less than or equal to $12.5 million.  This ratio will be measured monthly on a trailing twelve month basis and as defined in the agreement.  The Amended Working Capital Revolver Loan contains covenants that, among other things, limit the Borrowers’ ability, without consent of the lender and with certain exceptions, to:

•	incur additional indebtedness;
•	create liens on, sell or otherwise dispose of our assets;
•	engage in certain fundamental corporate changes or changes to our business activities;
•	make certain material acquisitions;
•	make other restricted payments, including investments;
•	repay certain indebtedness;
•	engage in certain affiliate transactions;

9.  Long-Term Debt (continued)

•	declare dividends and distributions;
•	engage in mergers, consolidations or other forms of recapitalization; or
•	dispose assets.

The Amended Working Capital Revolver Loan allows the Borrowers and subsidiaries under the Senior Secured Notes to guarantee those notes.  So long as (i) there is no default under the Amended Working Capital Revolver Loan and (ii) both immediately before and after giving effect to any of the following, excess availability as defined by the Amended Working Capital Revolver Loan is equal to or greater than the greater of (x) 20% of the maximum revolver commitment or (y) $20 million, the Amended Working Capital Revolver will allow each of the Borrowers under the Amended Working Capital Revolver Loan to make:

•	distributions and pay dividends by LSB with respect to amounts in excess of $0.5 million during each fiscal year;
•	acquisitions of treasury stock by LSB with respect to amounts in excess of $0.5 million during each fiscal year;
•	certain hedging agreements and;
•

certain investments, including, among others, investments in joint ventures and certain subsidiaries of LSB in an aggregate amount not exceeding $35.0 million and other investments in an aggregate amount not exceeding $50.0 million at any one time outstanding.

The Amended Working Capital Revolver Loan includes customary events of default, including events of default relating to nonpayment of principal and other amounts owing under the Amended Working Capital Revolver Loan from time to time, any material misstatement or misrepresentation and breaches of representations and warranties made, violations of covenants, cross-payment default to indebtedness in excess of $2.5 million, cross-acceleration to indebtedness in excess of $2.5 million, bankruptcy and insolvency events, certain unsatisfied judgments, certain liens, and certain assertions of, or actual invalidity of, certain loan documents.

(B) On August 7, 2013, LSB sold $425 million aggregate principal amount of the 7.75% Senior Secured Notes due 2019 in a private transaction to qualified institutional buyers under Rule 144A and, outside of the United States, pursuant to Regulation S of the Securities Act of 1933 (as amended, the “Securities Act”).  In accordance with the registration rights agreement entered into at the time of the issuance of the 7.75% Senior Secured Notes, LSB and the guarantor subsidiaries completed an exchange offer to exchange the 7.75% Senior Secured Notes for substantially identical notes registered under the Securities Act.  The registration statement for the exchange offer was declared effective by the SEC in May 2014, and the exchange offer was completed in June 2014.  The 7.75% Senior Secured Notes bear interest at the rate of 7.75% per year and mature on August 1, 2019.  Interest is to be paid semiannually on February 1st and August 1st.

On November 9, 2015, LSB sold $50 million aggregate principal amount of the 12% Senior Secured Notes due 2019 in a private placement exempt from registration under the Securities Act to certain private investors.

The 12% Senior Secured Notes bear interest at the annual rate of 12% and mature on August 1, 2019.  Interest is to be paid semiannually on February 1st and August 1st, beginning February 1, 2016. The 12% Senior Secured Notes are secured on a pari passu basis with the same collateral securing the 7.75% Senior Secured Notes.  The 12% Senior Secured Notes have covenants and events of default that are substantially similar to those applicable to the 7.75% Senior Secured Notes.  The discussion below relates to both the 7.75% Senior Secured Notes and the 12% Senior Secured Notes (collectively, the “Senior Secured Notes”).

The Senior Secured Notes are general senior secured obligations of LSB.  The Senior Secured Notes are jointly and severally and fully and unconditionally guaranteed by all of LSB’s current wholly-owned subsidiaries, with all of the guarantees, except one, being senior secured guarantees and one being a senior unsecured guarantee.  The Senior Secured Notes rank equally in right of payment to all of LSB and the guarantors’ existing and future senior secured debt, including the Amended Working Capital Revolver Loan discussed above, and are senior in right of payment to all of LSB and the guarantors’ future subordinated indebtedness.  LSB does not have independent assets or operations.

9.  Long-Term Debt (continued)

Those subsidiaries that provided guarantees of the Senior Secured Notes will be released from such guarantees upon the occurrence of certain events, including the following:

•	the designation of such guarantor as an unrestricted subsidiary;
•	the release or discharge of any guarantee or indebtedness that resulted in the creation of the guarantee of the Senior Secured Notes by such guarantor;
•	the sale or other disposition, including by way of merger or otherwise, of its capital stock or of all or substantially all of the assets, of such guarantor (see Note – 2 Discontinued Operations); or
•	LSB’s exercise of its legal defeasance option or its covenant defeasance option as described in the Indenture with LSB’s obligations under the Indenture discharged in accordance with the Indenture.

The Senior Secured Notes will be effectively senior to all existing and future unsecured debt of LSB and the guarantors to the extent of the value of the property and assets subject to liens (“Collateral”) and will effectively be senior to all existing and future obligations under the Amended Working Capital Revolver Loan and other debt to the extent of the value of the certain collateral (“Priority Collateral”).

The Senior Secured Notes are secured on a first-priority basis by the Priority Collateral owned by LSB and the guarantors (other than the one unsecured guarantor) and on a second-priority basis by the certain collateral securing the Amended Working Capital Revolver Loan owned by LSB and the guarantors (other than the one unsecured guarantor), in each case subject to certain liens permitted under the Indenture.  The Senior Secured Notes will be equal in priority as to the Priority Collateral owned by LSB and the guarantor with respect to any obligations under any equally ranked lien obligations subsequently incurred.  At December 31, 2015, the carrying value of the assets secured on a first-priority basis was approximately $1.0 billion (which includes assets classified as held for sale) and the carrying value of the assets secured on a second-priority basis was approximately $139.4 million (which includes assets classified as held for sale).

The Senior Secured Notes are subordinated to all of LSB and the guarantors’ existing and future obligations under the Amended Working Capital Revolver Loan and other debt to the extent of the value of the certain collateral securing such debt and to any of LSB and the guarantors’ existing and future indebtedness that is secured by liens that are not part of the Collateral.  The Senior Secured Notes will be structurally subordinated to all of the existing and future indebtedness, preferred stock obligations and other liabilities, including trade payables, of our subsidiaries that do not guarantee the Senior Secured Notes in the future.

Except under certain conditions, the Senior Secured Notes are not redeemable before August 1, 2016.  On or after such date, LSB may redeem the Senior Secured Notes at its option, in whole or in part, upon not less than 30 nor more than 60 days’ notice, at the following redemption prices (expressed as percentages of the principal amount thereof), plus accrued and unpaid interest to the redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date), if redeemed during the twelve-month period commencing on August 1st of the year set forth below:

	7.75%	12%
Year	Senior Secured Notes	Senior Secured Notes
2016	103.875%	106.000%
2017	101.938%	103.000%
2018 and thereafter	100.000%	100.000%

Upon the occurrence of a change of control, as defined in the Indenture, each holder of the Senior Secured Notes will have the right to require that LSB purchase all or a portion of such holder’s notes at a purchase price equal to 101% of the principal amount thereof plus accrued and unpaid interest, if any, to the date of purchase (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date).

9.  Long-Term Debt (continued)

The Indenture contains covenants that, among other things, limit LSB’s ability, with certain exceptions and as defined in the Indenture, to:

•	incur additional indebtedness;
•	pay dividends;
•	repurchase LSB common and preferred stocks;
•	make investments;
•	repay certain indebtedness;
•	create liens on, sell or otherwise dispose of our assets;
•	engage in mergers, consolidations or other forms of recapitalization;
•	engage in sale-leaseback transactions; or
•	engage in certain affiliate transactions.

In connection with the 12% Senior Secured Notes, LSB entered into a registration rights agreement (the “Registration Rights Agreement-Notes”).  Pursuant to the Registration Rights Agreement-Notes, we have agreed to use our reasonable best efforts to file with the SEC a registration statement on an appropriate form with respect to a registered offer to exchange the notes for new notes with terms substantially identical in all material respects to the notes, cause the registration statement to be declared effective under the Securities Act, and complete the exchange within 180 days after the effective date of such registration statement. We are also obligated to update the registration statement by filing a post-effective amendment. If the exchange offer is not completed on or prior to the expiration of 365 days from November 9, 2015 (the date of closing) and under certain other conditions, the annual interest rate on the notes will be increased by 0.25% (or approximately $350 per day) for the first 90 day period immediately following such default and an additional 0.25% with respect to each subsequent 90 day period, in each case until and including the date such default ends, up to a maximum increase of 1.00% (or approximately $1,400 per day).

In 2013, approximately $67.2 million of the proceeds from 7.75% Senior Secured Notes was used to pay all outstanding borrowings, including a prepayment premium, under a secured term loan facility.  As a result of the payoff of the secured term loan facility, we incurred a loss on extinguishment of debt of $1.3 million in 2013, consisting of the prepayment premium and writing off unamortized debt issuance costs.

(C) See discussion under Secured Promissory Note Amendment in Note 22 – Subsequent Events.

(D) On April 9, 2015, El Dorado Chemical Company (“EDC”), one of our subsidiaries, entered into a secured promissory note due 2021 (the “Secured Promissory Note due 2021”) for an original principal amount of approximately $16.2 million.  The Secured Promissory Note due 2021 bears interest at the rate of 5.25% per year and matures on March 26, 2021.  Interest only is payable monthly for the first 12 months of the term.  Principal and interest are payable monthly for the remaining term of the Secured Promissory Note due 2021. This Secured Promissory Note due 2021 is secured by a natural gas pipeline constructed at the El Dorado Facility and is guaranteed by LSB.

(E) On September 16, 2015, El Dorado Ammonia L.L.C. (“EDA”), one of our subsidiaries, entered into a secured promissory note due 2022 (the “Secured Promissory Note due 2022”) for the construction financing of an ammonia storage tank and related systems with an initial funding received of $15 million and a maximum principal note amount of $19.8 million.  The remainder of the funding under the Secured Promissory Note due 2022 is expected to be drawn upon completion of the ammonia storage tank, but in any event by May 2016 (the “Loan Conversion Date”).  Up to the Loan Conversion Date, EDA will make monthly interest payments on the outstanding principal borrowed.

9.  Long-Term Debt (continued)

On the Loan Conversion Date, the outstanding principal balance will be converted to a seven year secured term loan requiring equal monthly principal and interest payments.  In addition, a final balloon payment equal to the remaining outstanding principal (or 30% of the outstanding principal balance on the Loan Conversion Date) is required on the maturity date. The Secured Promissory Note due 2022 bears interest at a rate that is based on the monthly LIBOR rate plus 4.0% and matures in May 2022.  The Secured Promissory Note due 2022 is secured by the ammonia tank and related systems and is guaranteed by LSB.

EDA may prepay all of the principal amount of the Secured Promissory Note due 2022 from the day following the first anniversary date of the Loan Conversion Date.  A prepayment premium is required from the day following the first anniversary date of the Loan Conversion Date beginning at 1.114% and ending at 0.031%, a month prior to the maturity date.

(F) Maturities of long-term debt for each of the five years after December 31, 2015 are as follows (in thousands):

2016	$22,473
2017	5,526
2018	8,172
2019	480,325
2020	5,507
Thereafter	7,145
Less: Discount and debt issuance costs	8,726
$520,422